DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Debt Obligations
Debt obligations consist of the following:

		December 31,
	Maturity Date	2024	2023
Term loan facility
2019 Term Loan	October 1, 2026	$—	$330
Revolving Credit Facility	January 3, 2027	—	—
2021 Term Loan	January 3, 2029	2,157	1,407
Senior notes
4.125% Senior Notes	July 15, 2029	337	337
4.750% Senior Notes	October 15, 2029	277	277
Other obligations		5	5
Total debt obligations		2,776	2,356
Less: unamortized deferred financing costs		(23)	(29)
Total debt, net of deferred financing costs		2,753	2,327
Less: short-term and current portion of long-term debt		(4)	(5)
Long-term debt, less current portion		$2,749	$2,322

Schedule of Annual Maturities, Excluding Amortization of Debt Issuance Costs
Approximate annual maturities, excluding amortization of debt issuance costs, of the Company’s financing arrangements for years subsequent to December 31, 2024, are as follows:

Years Ending December 31:
2025	$4
2026	1
2027	—
2028	—
2029	2,771
Thereafter	—
Total	$2,776